SUPPLEMENT TO THE CURRENTLY EFFECTIVE SUMMARY PROSPECTUS

Deutsche Massachusetts Tax-Free Fund

The following is in effect until August 11, 2014:

The name of the fund is DWS Massachusetts Tax-Free Fund.

All references to “Deutsche Asset & Wealth Management” are replaced by “DWS Investments”.

All Web site references that include “deutschefunds.com” are replaced by “dws‐investments.com”.

The “deutschefunds.com/mutualpros” Web site address listed in the first paragraph of the fund’s summary prospectus is replaced by “dws‐investments.com/mutualpros”.

Please Retain This Supplement for Future Reference

August 1, 2014 PROSTKR-417